Assets pledged, collateral received and assets transferred (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of assets pledged

Financial assets pledged as collateral
	2022	2021
	$m	$m
Treasury bills and other eligible securities	18,364	9,613
Loans and advances to banks	10,198	412
Loans and advances to customers	27,627	55,370
Debt securities	60,542	66,629
Equity securities	26,902	34,472
Other	67,576	45,396
Assets pledged at 31 Dec	211,209	211,892

Disclosure of financial assets pledged as collateral which the counterparty has the right to sell or repledge

Financial assets pledged as collateral which the counterparty has the right to sell or repledge
	2022	2021
	$m	$m
Trading assets	56,894	69,719
Financial investments	27,841	12,416
At 31 Dec	84,735	82,135

Disclosure of transferred financial assets not qualifying for full derecognition and associated financial liabilities

Transferred financial assets not qualifying for full derecognition and associated financial liabilities
	Carrying amount of:		Fair value of:
	Transferred assets	Associated liabilities	Transferred assets	Associated liabilities	Net position
	$m	$m	$m	$m	$m
At 31 Dec 2022
Repurchase agreements	52,604	48,501
Securities lending agreements	39,134	4,613

At 31 Dec 2021
Repurchase agreements	51,135	48,180
Securities lending agreements	43,644	2,918
Other sales (recourse to transferred assets only)	3,826	3,826	3,830	3,842	(12)
1 Excludes assets classified as held for sale